LOANS, FINANCING AND DEBENTURES - Relevant transactions entered into the year (Details) ¥ in Thousands, $ in Thousands	Apr. 30, 2024 USD ($)	Apr. 30, 2024 BRL (R$)	Feb. 15, 2024 USD ($)	Feb. 15, 2024 BRL (R$)	May 21, 2025	Dec. 26, 2024 BRL (R$)	Dec. 20, 2024 BRL (R$)	Dec. 10, 2024 USD ($)	Dec. 10, 2024 BRL (R$)	Nov. 15, 2024 USD ($)	Nov. 15, 2024 BRL (R$)	Nov. 15, 2024 CNY (¥)	Nov. 08, 2024 BRL (R$)	Oct. 16, 2024 BRL (R$)	Aug. 26, 2024 BRL (R$)	Jun. 27, 2024 BRL (R$)	Jun. 21, 2024 USD ($)	Jun. 21, 2024 BRL (R$)	Jun. 05, 2024 USD ($)	Jun. 05, 2024 BRL (R$)	May 29, 2024 BRL (R$)	May 17, 2024 USD ($)	May 17, 2024 BRL (R$)	Mar. 28, 2024 BRL (R$)	Aug. 25, 2023
SOFR | February 2029
LOANS, FINANCING AND DEBENTURES
Floating rate increasing annually until maturity			0.05%	0.05%
BNDES | December 2043
LOANS, FINANCING AND DEBENTURES
Principle amount																R$ 65,000,000
BNDES | May 2044
LOANS, FINANCING AND DEBENTURES
Principle amount															R$ 1,110,000
BNDES | October 2042
LOANS, FINANCING AND DEBENTURES
Principle amount														R$ 32,000
BNDES | December 2037
LOANS, FINANCING AND DEBENTURES
Principle amount													R$ 154,000
BNDES | December 2040
LOANS, FINANCING AND DEBENTURES
Principle amount							R$ 61,000
BNDES | December 2044
LOANS, FINANCING AND DEBENTURES
Principle amount						R$ 208,981
Rural Credit Note | CDI | March 2025
LOANS, FINANCING AND DEBENTURES
Borrowings, adjustment to interest rate basis																								100.00%
Rural Credit Note | Banco Safra [Member] | March 2025
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity																								R$ 200,000,000
Debentures
LOANS, FINANCING AND DEBENTURES
Principle amount																					R$ 5,900,000
Debentures | May 2035 and May 2036
LOANS, FINANCING AND DEBENTURES
Principle amount																					900,000
Debentures | CDI | May 2031 and May 2032
LOANS, FINANCING AND DEBENTURES
Principle amount																					R$ 1,000,000
Borrowings, adjustment to interest rate basis																					0.80%
Borrowing, Term																					8 years
Debentures | CDI | May 2033 and May 2034
LOANS, FINANCING AND DEBENTURES
Principle amount																					R$ 4,000,000
Borrowings, adjustment to interest rate basis																					1.00%
Borrowing, Term																					10 years
Debentures | IPCA [Member] | May 2035 and May 2036
LOANS, FINANCING AND DEBENTURES
Borrowings, adjustment to interest rate basis																					6.11%
Borrowing, Term																					12 years
Advance of exchange contract (ACC) | May 2024
LOANS, FINANCING AND DEBENTURES
Interest rate																						6.00%	6.00%
Maximum borrowing capacity																						$ 100,000	R$ 555,890,000
Advance of exchange contract (ACC) | June 2024
LOANS, FINANCING AND DEBENTURES
Interest rate																	6.52%	6.52%
Maximum borrowing capacity																	$ 35,000	R$ 194,561,000
Advance of exchange contract (ACC) | May 2025
LOANS, FINANCING AND DEBENTURES
Borrowings, adjustment to interest rate basis					6.54%																	6.46%	6.46%
Advance of exchange contract (ACC) | BNP Bank | June 2024
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity																			$ 15,000	R$ 83,383,000
Advance of exchange contract (ACC) | BNP Bank | June 2025
LOANS, FINANCING AND DEBENTURES
Interest rate																			6.43%	6.43%
Funds raised from BNDES | BNDES | BNDES – TLP
LOANS, FINANCING AND DEBENTURES
Interest rate													5.23%	5.27%	5.48%	5.56%
Funds raised from BNDES | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Borrowings, adjustment to interest rate basis						1.65%	2.24%						1.65%	1.75%	1.75%	1.75%
Panda Bonds - CNH | Jun 2027
LOANS, FINANCING AND DEBENTURES
Interest rate										2.80%	2.80%	2.80%
Maximum borrowing capacity										$ 166	R$ 960,891	¥ 1,200,000
IFC - International Finance Corporation
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity								$ 350	R$ 2,118,515
IFC - International Finance Corporation | December 2029
LOANS, FINANCING AND DEBENTURES
Interest rate								1.60%	1.60%
Maximum borrowing capacity								$ 105	R$ 635,554
IFC - International Finance Corporation | December 2030
LOANS, FINANCING AND DEBENTURES
Interest rate								1.80%	1.80%
Maximum borrowing capacity								$ 245	R$ 1,482,961
Export Prepayment Agreements ("EPP") | February 2029
LOANS, FINANCING AND DEBENTURES
Repayments of borrowings, classified as financing activities			$ 780,000	R$ 3,877,380
Export Prepayment Agreements ("EPP") | SOFR | February 2029
LOANS, FINANCING AND DEBENTURES
Borrowings, adjustment to interest rate basis			1.65%	1.65%
Export Development Canada (“EDC”) | April 2031
LOANS, FINANCING AND DEBENTURES
Repayments of borrowings, classified as financing activities	$ 125,000	R$ 646,475
Export Development Canada (“EDC”) | SOFR | April 2031
LOANS, FINANCING AND DEBENTURES
Borrowings, adjustment to interest rate basis																									1.74%